Deferred Revenue - Schedule of Deferred Revenue (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Deferred Revenue [Abstract]
Opening balance	$ 4,057,517	$ 3,286,350
Additional deferred revenue accrual	5,302,014	3,983,730
Revenue release from deferred revenue	(4,027,337)	(3,212,563)
Ending Balance	$ 5,332,194	$ 4,057,517